Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Debt outstanding consists of the following:

	As of December 31, 2014			As of December 31, 2013
	Total Principal	Current and Short-Term	Long-Term	Total Principal	Current and Short-Term	Long-Term
In millions
Long-term notes	$207.1	$2.1	$205.0	$10.4	$2.8	$7.6

Schedule of Maturities of Long-term Debt [Table Text Block]
The aggregate amounts of payments on long-term debt, excluding affiliate debt, after December 31, 2014 are as follows:

	2015	2016	2017	2018	2019	Total
In millions
Maturities of long-term debt	$2.1	$2.1	$2.1	$2.1	$200.6	$209.0